Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,938	$ 12,975	$ 11,551	$ 14,849	$ 15,764	$ 13,283	$ 10,510	$ 12,542	$ 8,945	$ 7,591	$ 9,450
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,677	12,829	11,517	14,916	15,949	13,540	10,795	12,971	9,319	7,972	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,390	13,429	11,990	15,450	16,443	13,884	11,017	13,175	9,418	8,017	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,348	14,237	12,632	16,173	17,100	14,351	11,310	13,447	9,546	8,066	10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,119	14,041	12,472	15,992	16,931	14,227	11,231	13,369	9,509	8,053	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,985	15,147	13,101	15,597	14,465	13,073	10,758	12,538	9,858	9,434	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,094	12,987	9,460	8,508	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,094	12,987	9,460	8,508	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,094	12,987	9,460	8,508	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,293	13,295	12,105	15,149	15,544	13,139	11,094	12,987	9,460	8,508	10,000
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Account Value	$ 14,293	$ 13,295	$ 12,105	$ 15,149	$ 15,544	$ 13,139	$ 11,094	$ 12,987	$ 9,460	$ 8,508	$ 10,000